Debt (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	May 29, 2016	May 31, 2015	May 25, 2014
Debt Instruments [Line Items]
Extinguishment of debt, amount		$ 1,030,000,000
Loss on extinguishment of debt		106,800,000	$ 91,300,000	$ 0
Gain (loss) on extinguishment of debt, before write off of deferred debt issuance cost		68,700,000
Non-cash charges on extinguishment of debt		$ 38,100,000
Senior Notes
Debt Instruments [Line Items]
Maximum range of interest rate adjustment on funds borrowed (percentage)		2.00%
6.200% senior notes due October 2017
Debt Instruments [Line Items]
Interest rate of debt (percentage)		6.20%
Maturity date of debt		Oct. 31, 2017
6.800% senior notes due October 2037 | Senior Notes
Debt Instruments [Line Items]
Interest rate of debt (percentage)		6.80%
Face amount of debt		$ 300,000,000.0
Maturity date of debt		Oct. 01, 2037
Revolving Credit Agreement | Revolving Credit Facility
Debt Instruments [Line Items]
Maximum borrowing available under the credit facility		$ 750,000,000.0
Total debt to total capitalization ratio		0.75
Base interest rate percentage of revolving credit facility in addition to federal funds rate (percentage)		0.50%
6.200% senior notes due October 2017 | Senior Notes
Debt Instruments [Line Items]
Debt instrument, interest rate increase (percent)	0.25%
Libor | Revolving Credit Agreement | Revolving Credit Facility
Debt Instruments [Line Items]
Applicable interest rate assuming a BBB equivalent credit rating level (percentage)		1.10%
Base Rate Loans | Revolving Credit Agreement | Revolving Credit Facility
Debt Instruments [Line Items]
Applicable interest rate assuming a BBB equivalent credit rating level (percentage)		0.10%
Revolving Credit Facility | Revolving Credit Agreement
Debt Instruments [Line Items]
Outstanding balance of credit agreement		$ 0
Revolving Credit Facility | Eurodollar | Revolving Credit Agreement
Debt Instruments [Line Items]
Debt instrument, basis spread on variable rate		1.00%
Long-term Debt | Variable-rate term loan due August 2017 [Member]
Debt Instruments [Line Items]
Extinguishment of debt, amount		$ 285,000,000
Senior Notes | 6.200 Senior Notes Due Twenty Seventeen
Debt Instruments [Line Items]
Extinguishment of debt, amount		$ 500,000,000
Interest rate of debt (percentage)		6.20%
Senior Notes | 4.500% senior notes due October 2021
Debt Instruments [Line Items]
Extinguishment of debt, amount		$ 121,900,000
Interest rate of debt (percentage)		4.50%
Senior Notes | 3.350% senior notes due November 2022
Debt Instruments [Line Items]
Extinguishment of debt, amount		$ 111,100,000
Interest rate of debt (percentage)		3.35%
Senior Notes | 4.520% senior notes due August 2024
Debt Instruments [Line Items]
Extinguishment of debt, amount		$ 10,000,000
Interest rate of debt (percentage)		4.52%